Revision of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2022
Prior Period Adjustment [Abstract]
Revision of Previously Issued Financial Statements
Note 2 — Revision of Previously Issued Financial Statements
In connection with the preparation of the Company’s condensed financial statements as of September 30, 2022, management identified an error made in its historical financial statements related to incorrect calculation of the weighted average number of shares outstanding as well as income allocable to and basic and diluted net income per share for each class of shares outstanding for the nine months ended September 30, 2021. The Company revised its previously reported amounts as follows:

	As Previously Reported	Adjustment	As Adjusted
Condensed Unaudited Statements of Operations and Notes to Condensed Unaudited Financial Statements
Net income allocable to Class A Ordinary Shares subject to possible redemption	$5,038,453	$(319,357)	$4,719,096
Net income allocable to non-redeemable Class B Ordinary Shares	$1,230,252	$319,357	$1,549,609
Weighted average number of Class A ordinary shares subject to possible redemption	33,000,000	(8,461,538)	24,538,562
Weighted average number of Class B Shares	8,057,695	(3)	8,057,692
Basic and diluted net income per share attributable to Class A Shares	$0.15	$0.04	$0.19
Basic and diluted net income per share attributable to Class B Shares	$0.15	$0.04	$0.19